Note 7 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Remaining 2022	$309
2023	296
2024	281
2025	264
2026	253
Thereafter	-
Total	$1,403

Servicing Asset at Amortized Cost [Table Text Block]
(Dollar amounts in thousands)	2021	2020

Beginning of year	$476	$390
Additions	257	276
Amortized to expense	(191)	(190)

End of year	$542	$476